Organization and Summary of Significant Accounting Policies (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	0 Months Ended
	Nov. 30, 2008	Nov. 13, 2012	Sep. 03, 2013	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill				$ 11,286	$ 11,277
Israeli Telecommunication Corporation Ltd. [Member]
Business Acquisition [Line Items]
Aggregate purchase price	15,573
Goodwill	3,734
SM2 Sports & Media Solutions [Member]
Business Acquisition [Line Items]
Aggregate purchase price		1,218
Goodwill		1,159
TVP Group Ltd. [Member]
Business Acquisition [Line Items]
Aggregate purchase price			12,820
Cash paid for business acquisitions			9,000
Maximum deferred payment			5,500
Goodwill			$ 6,385